Senior and Other Debt (Tables)	12 Months Ended
Jun. 30, 2012
Senior and Other Debt Consisted

Senior and other debt consisted of the following at June 30, 2011 and 2012 (in thousands):

	June 30,
	2011	2012
ANZ Credit Facility	$63,113	$95,759
PNC Credit Facility	56,689	62,201
Laminar Note	15,000	15,000
Other	1,787	1,132

	$136,589	$174,092

Scheduled Maturities for Senior Credit Facilities Senior Subordinated Notes and Other Debt

The scheduled maturities for the senior credit facilities senior subordinated notes and other debt at June 30, 2012 were as follows (in thousands):

Year Ending June 30,
2013	$8,139
2014	87,894
2015	403
2016	286
2017	77,370
Thereafter	—

$174,092